TRANSACTIONS WITH RELATED PARTIES - Detail of loans to and borrowings (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 2,605,366					$ 109,166,429
Outstanding receivables	₫ 2,652,809		₫ 2,022,630			111,154,320
Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	15.00%	15.00%
Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 60,000,000	$ 2,514,000,000.0
Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	5.70%	5.70%
Grants | Vingroup JSC | Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 12,000,000	$ 502,800,000
Grants | Pham Nhat Vuong | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Proceeds from grants received	20,647,800	865,200,000
Grants | Pham Nhat Vuong | Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	24,000,000	1,005,600,000
Borrowings | Vingroup JSC | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Loans to VinFast in accordance with the Capital Funding Agreement	23,986,600	1,005,100,000
Borrowings | Vingroup JSC | Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	24,000,000	$ 1,005,600,000
Related party
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,605,366		1,978,097			109,166,429
Other current liabilities	44,338,043		17,325,317			1,857,791,125
Other	18,151,355		21,918,710			760,552,879
Related party | VIG | VinFast Trading and Production JSC | ICE Assets | ICE assets disposal
TRANSACTIONS WITH RELATED PARTIES
Gain from disposal of ICE assets			13,604,200
Outstanding receivables			1,642,500				$ 68,800,000
Adjustments to additional paid in capital, deemed contribution from disposal of assets			11,961,700	$ 501,200,000
Related party | Short-term loans, advance to and receivables from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	2,605,366		1,978,097			109,166,429
Related party | Short-term loans
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			545,400
Related party | Short-term loans | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			₫ 545,400
Interest rate per annum			9.00%	9.00%
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	44,338,043		₫ 17,325,317			1,857,791,125
Related party | Short-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	37,427,295		719,920			1,568,226,557
Related party | Short-term borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	₫ 16,505		₫ 300,000
Interest rate per annum	7.00%	7.00%	9.00%	9.00%
Related party | Short-term borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	₫ 37,410,790		₫ 325,000
Interest rate per annum			9.00%	9.00%
Related party | Short-term borrowings | Vingroup JSC | Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	12.00%	12.00%
Related party | Short-term borrowings | Vingroup JSC | Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	5.70%	5.70%
Related party | Short-term borrowings | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities			₫ 94,920
Interest rate per annum			7.50%	7.50%
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Other	₫ 18,151,355		₫ 21,918,710			760,552,879
Related party | Long-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Other	2,385,697		7,547,345			$ 99,962,164
Related party | Long-term borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Other			₫ 7,547,345
Interest rate per annum			9.00%	9.00%
Related party | Long-term borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other	₫ 2,385,697
Related party | Long-term borrowings | Vingroup JSC | Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	15.00%	15.00%
Related party | Long-term borrowings | Vingroup JSC | Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	14.50%	14.50%
Related party | Borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			₫ 500,000
Related party | Borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 73,708,579	$ 3,088,434,551	51,879,878		₫ 31,938,007
Related party | Borrowings | Asian Star
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			94,920
Related party | Borrowings | Vincom Retail JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction	₫ 3,540,000	$ 148,328,166	₫ 3,250,000		295,000
Related party | Borrowings | Vinhomes JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction					₫ 4,270,000